RESTATEMENT	9 Months Ended
Sep. 30, 2016
Accounting Changes and Error Corrections [Abstract]
RESTATEMENT

NOTE 16 - RESTATEMENT

The Company restated its financial statements previously issued on July 27, 2016, to account for an equity award as further detailed in Note 10 (c). The following table summarizes the correction in each affected financial statements line item for each period pretend:

	As previously reported	The influence of restatement	As restated
	In US Dollars
Additional paid in capital	3,119,342	186,000	3,305,342
Accumulated deficit	(2,265,372)	(186,000)	(2,451,372)

The effect of the restatement for the year 2014 on income state:

	As previously reported	The influence of restatement	As restated
	In US Dollars
General and administrative	65,113	186,000	251,113